Trade and Other Payables (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Trade payables	$ 18,120,016	$ 10,203,538
Accruals	262,816	271,535
Other tax payable	1,099,198	1,336,007
Other payables	1,986,533	1,320,136
Accounts Payable and Accrued Liabilities, Current, Total	$ 21,468,563	$ 13,131,216